Employee Benefits, Summary of Long-Term Direct Employee Benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long term direct employee benefits [Roll Forward]
Beginning balance	$ 5,389,795	$ 6,403,752
Effect of translation	619,696	(647,033)
Increase of the year	1,102,643	1,608,275
Applications, Payments	(2,066,976)	(1,975,199)
Ending balance	$ 5,045,158	$ 5,389,795